Identification and business activity - Results of the discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating income
Sales of goods	$ 1,147,590,000	$ 810,961,000	$ 801,199,000
Cost of sales	(795,318,000)	(732,597,000)	(763,473,000)
Gross profit (loss)	(359,287,000)	(91,248,000)	(61,329,000)
Operating income (expenses), net
Reversal (provision) of contingencies	(596,000)	6,927,000	(2,935,000)
Administrative expenses	(61,340,000)	(69,183,000)	(67,728,000)
Depreciation and amortization	150,821,000	181,039,000	176,781,000
Total operating income (expenses)	86,368,000	(70,127,000)	(100,348,000)
Operating loss	(445,655,000)	(21,121,000)	39,019,000
Other income (expense), net
Finance costs, note 15(b)	(65,397,000)	(119,254,000)	(54,136,000)
Net gain (loss) from currency exchange difference	9,184,000	(19,375,000)	(26,871,000)
Deferred income tax	(53,048,000)	26,312,000	15,592,000
Income tax from discontinued operations		(2,608,000)
(Loss) profit from discontinued operations	$ (1,022,000)	$ (6,848,000)	$ 478,547,000
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ 0	$ (0.03)	$ 1.88
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ 0.00	$ (0.03)	$ 1.88
Discontinued Operations Mining Activities
Operating income (expenses), net
Reversal (provision) of contingencies	$ 404,000	$ (103,000)	$ (113,000)
Administrative expenses	(568,000)	(649,000)	(683,000)
Changes in provision for closure of mining units	(555,000)	(6,991,000)	(660,000)
Gain for sale of Yanacocha investment	0	0	300,000,000
Reversal of liability classified as held for sale of Yanacocha	0	0	265,590,000
Reversal of unrealized result of Yanacocha	0	0	356,000
Depreciation and amortization	0	0	(9,000)
Others, net	29,000	1,121,000	288,000
Total operating income (expenses)	(690,000)	(6,622,000)	564,769,000
Operating loss	(690,000)	(6,622,000)	564,769,000
Other income (expense), net
Finance costs, note 15(b)	(395,000)	(229,000)	(59,000)
Net gain (loss) from currency exchange difference	63,000	3,000	(2,000)
Profit (loss) before income tax	(1,022,000)	(6,848,000)	564,708,000
Current income tax	0	0	(44,747,000)
Deferred income tax	0	0	(41,414,000)
Income tax from discontinued operations	0	0	(86,161,000)
(Loss) profit from discontinued operations	$ (1,022,000)	$ (6,848,000)	$ 478,547,000